COMMON AND PREFERRED STOCK (Details Narrative) - USD ($)	Mar. 31, 2021	Mar. 19, 2021	Feb. 17, 2021	Feb. 01, 2021	Jan. 19, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.001					$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000					500,000,000	500,000,000
Common stock, shares issued	130,170,804					120,200,005	75,135,000
Common stock, shares outstanding	130,170,804					120,200,005	75,135,000
Common stock issued		500,000	4,000,000	4,000,000	1,470,799
Cash proceeds			$ 220,000		$ 49,301
Common stock shares issued, amount	$ 130,171			$ 200,000		$ 120,200
Series A Preferred Stock [Member]
Preferred stock, shares authorized	20,000,000					20,000,000	20,000,000
Preferred stock, par value	$ 0.00001					$ 0.00001	$ 0.00001
Preferred stock, shares issued	20,000,000					20,000,000	20,000,000
Preferred stock, shares outstanding	20,000,000					20,000,000	20,000,000
Series C Preferred Stock [Member]
Preferred stock, shares authorized	11,442,857					11,442,857	11,442,857
Preferred stock, par value	$ 0.00001					$ 0.00001	$ 0.00001
Preferred stock, shares issued	11,442,857					11,442,857	11,442,857
Preferred stock, shares outstanding	11,442,857					11,442,857	11,442,857
Series B Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000					1,000,000	1,000,000
Preferred stock, par value	$ 0.0001					$ 0.00001	$ 0.0001
Preferred stock, shares issued	0					0	0
Preferred stock, shares outstanding	0					0	0